N-4	Aug. 30, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Modern Woodmen of America Variable Annuity Account
Entity Central Index Key	0001140778
Entity Investment Company Type	N-4
Document Period End Date	Aug. 30, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following changes relate to “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-13 in the prospectus and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-11 in the updating summary prospectus and the summary prospectus for new investors.

The existing entry for American Century Investments – VP Ultra® Fund—Class 1 is deleted and replaced with the following:

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Long-term capital growth	American Century Investments VP Ultra® Fund—Class 1 Adviser: American Century Investment Management, Inc.	0.75%*	-32.38%	11.10%	14.12%

* These Investment Options and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

Portfolio Companies [Table Text Block]
Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Long-term capital growth	American Century Investments VP Ultra® Fund—Class 1 Adviser: American Century Investment Management, Inc.	0.75%*	-32.38%	11.10%	14.12%

* These Investment Options and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

Temporary Fee Reductions, Current Expenses [Text Block]

* These Investment Options and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

American Century Investments VP Ultra® Fund—Class 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Name [Text Block]	American Century Investments VP Ultra® Fund—Class 1
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.75%	[1]
Average Annual Total Returns, 1 Year [Percent]	(32.38%)
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%

[1]

* These Investment Options and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.